Premises And Equipment - Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 385,544	₩ 447,555	₩ 467,114
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	681,465	748,880
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(295,921)	(301,325)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	367,480	435,132	449,878
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	650,906	720,417
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(283,426)	(285,285)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	18,064	12,423	₩ 17,236
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	30,559	28,463
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (12,495)	₩ (16,040)